UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance VT Floating-Rate Income Fund

ADV Class VTFLA

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$98	0.94%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	ADV Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,031	$10,190	$10,033
2/15	$10,156	$10,131	$10,175
3/15	$10,188	$10,173	$10,213
4/15	$10,263	$10,161	$10,306
5/15	$10,261	$10,143	$10,326
6/15	$10,235	$10,030	$10,283
7/15	$10,232	$10,088	$10,282
8/15	$10,173	$10,059	$10,210
9/15	$10,114	$10,098	$10,144
10/15	$10,111	$10,130	$10,125
11/15	$10,018	$10,093	$10,037
12/15	$9,937	$10,043	$9,931
1/16	$9,877	$10,154	$9,866
2/16	$9,850	$10,226	$9,814
3/16	$10,109	$10,351	$10,085
4/16	$10,289	$10,422	$10,285
5/16	$10,368	$10,430	$10,377
6/16	$10,355	$10,614	$10,379
7/16	$10,481	$10,701	$10,527
8/16	$10,538	$10,713	$10,606
9/16	$10,651	$10,715	$10,698
10/16	$10,719	$10,644	$10,786
11/16	$10,738	$10,405	$10,815
12/16	$10,853	$10,436	$10,940
1/17	$10,896	$10,473	$11,001
2/17	$10,947	$10,553	$11,056
3/17	$10,967	$10,550	$11,065
4/17	$11,010	$10,637	$11,114
5/17	$11,054	$10,719	$11,154
6/17	$11,049	$10,710	$11,149
7/17	$11,120	$10,764	$11,226
8/17	$11,118	$10,856	$11,221
9/17	$11,163	$10,818	$11,265
10/17	$11,223	$10,831	$11,332
11/17	$11,220	$10,815	$11,346
12/17	$11,255	$10,863	$11,391
1/18	$11,364	$10,758	$11,500
2/18	$11,384	$10,656	$11,523
3/18	$11,408	$10,710	$11,555
4/18	$11,456	$10,638	$11,603
5/18	$11,470	$10,696	$11,623
6/18	$11,484	$10,681	$11,636
7/18	$11,559	$10,703	$11,722
8/18	$11,611	$10,756	$11,769
9/18	$11,675	$10,710	$11,850
10/18	$11,666	$10,620	$11,846
11/18	$11,557	$10,668	$11,740
12/18	$11,262	$10,835	$11,441
1/19	$11,537	$10,984	$11,732
2/19	$11,705	$10,996	$11,919
3/19	$11,675	$11,195	$11,898
4/19	$11,834	$11,210	$12,095
5/19	$11,791	$11,382	$12,068
6/19	$11,809	$11,543	$12,098
7/19	$11,883	$11,578	$12,195
8/19	$11,854	$11,840	$12,161
9/19	$11,911	$11,788	$12,218
10/19	$11,862	$11,826	$12,163
11/19	$11,930	$11,824	$12,234
12/19	$12,103	$11,842	$12,429
1/20	$12,132	$12,054	$12,499
2/20	$11,985	$12,235	$12,334
3/20	$10,855	$11,996	$10,808
4/20	$11,236	$12,236	$11,295
5/20	$11,537	$12,350	$11,723
6/20	$11,621	$12,453	$11,857
7/20	$11,816	$12,672	$12,089
8/20	$11,970	$12,599	$12,269
9/20	$11,989	$12,576	$12,347
10/20	$12,010	$12,531	$12,372
11/20	$12,247	$12,695	$12,648
12/20	$12,376	$12,739	$12,818
1/21	$12,477	$12,659	$12,970
2/21	$12,537	$12,495	$13,046
3/21	$12,529	$12,350	$13,046
4/21	$12,578	$12,454	$13,113
5/21	$12,623	$12,501	$13,189
6/21	$12,669	$12,592	$13,238
7/21	$12,660	$12,719	$13,236
8/21	$12,738	$12,710	$13,299
9/21	$12,799	$12,602	$13,385
10/21	$12,804	$12,591	$13,420
11/21	$12,766	$12,607	$13,399
12/21	$12,842	$12,598	$13,485
1/22	$12,847	$12,322	$13,534
2/22	$12,793	$12,154	$13,464
3/22	$12,786	$11,828	$13,471
4/22	$12,766	$11,387	$13,500
5/22	$12,465	$11,449	$13,155
6/22	$12,136	$11,221	$12,870
7/22	$12,405	$11,503	$13,144
8/22	$12,521	$11,204	$13,343
9/22	$12,231	$10,721	$13,039
10/22	$12,343	$10,603	$13,168
11/22	$12,518	$10,999	$13,326
12/22	$12,537	$10,961	$13,381
1/23	$12,842	$11,301	$13,738
2/23	$12,891	$11,024	$13,817
3/23	$12,888	$11,282	$13,813
4/23	$13,010	$11,351	$13,958
5/23	$12,951	$11,233	$13,932
6/23	$13,227	$11,216	$14,248
7/23	$13,384	$11,227	$14,431
8/23	$13,519	$11,160	$14,600
9/23	$13,596	$10,893	$14,740
10/23	$13,554	$10,730	$14,738
11/23	$13,748	$11,213	$14,917
12/23	$13,977	$11,638	$15,163
1/24	$14,030	$11,610	$15,266
2/24	$14,142	$11,471	$15,404
3/24	$14,258	$11,584	$15,536
4/24	$14,324	$11,313	$15,629
5/24	$14,426	$11,500	$15,776
6/24	$14,490	$11,606	$15,831
7/24	$14,592	$11,869	$15,939
8/24	$14,692	$12,044	$16,040
9/24	$14,772	$12,209	$16,154
10/24	$14,885	$11,932	$16,293
11/24	$14,994	$12,057	$16,428
12/24	$15,070	$11,875	$16,521

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
ADV Class	7.82%	4.48%	4.18%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Common Stocks	1.1%
Asset-Backed Securities	1.6%
Short-Term Investments	3.6%
Corporate Bonds	7.2%
Senior Floating-Rate Loans	85.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

VTFLA-TSR-AR

Eaton Vance VT Floating-Rate Income Fund

Initial Class VTFLR

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$124	1.19%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Initial Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,029	$10,190	$10,033
2/15	$10,141	$10,131	$10,175
3/15	$10,171	$10,173	$10,213
4/15	$10,243	$10,161	$10,306
5/15	$10,250	$10,143	$10,326
6/15	$10,211	$10,030	$10,283
7/15	$10,217	$10,088	$10,282
8/15	$10,156	$10,059	$10,210
9/15	$10,095	$10,098	$10,144
10/15	$10,090	$10,130	$10,125
11/15	$9,995	$10,093	$10,037
12/15	$9,901	$10,043	$9,931
1/16	$9,839	$10,154	$9,866
2/16	$9,809	$10,226	$9,814
3/16	$10,078	$10,351	$10,085
4/16	$10,244	$10,422	$10,285
5/16	$10,320	$10,430	$10,377
6/16	$10,316	$10,614	$10,379
7/16	$10,439	$10,701	$10,527
8/16	$10,494	$10,713	$10,606
9/16	$10,593	$10,715	$10,698
10/16	$10,658	$10,644	$10,786
11/16	$10,687	$10,405	$10,815
12/16	$10,786	$10,436	$10,940
1/17	$10,827	$10,473	$11,001
2/17	$10,876	$10,553	$11,056
3/17	$10,893	$10,550	$11,065
4/17	$10,934	$10,637	$11,114
5/17	$10,975	$10,719	$11,154
6/17	$10,980	$10,710	$11,149
7/17	$11,036	$10,764	$11,226
8/17	$11,032	$10,856	$11,221
9/17	$11,074	$10,818	$11,265
10/17	$11,132	$10,831	$11,332
11/17	$11,138	$10,815	$11,346
12/17	$11,158	$10,863	$11,391
1/18	$11,264	$10,758	$11,500
2/18	$11,282	$10,656	$11,523
3/18	$11,315	$10,710	$11,555
4/18	$11,349	$10,638	$11,603
5/18	$11,372	$10,696	$11,623
6/18	$11,371	$10,681	$11,636
7/18	$11,444	$10,703	$11,722
8/18	$11,492	$10,756	$11,769
9/18	$11,553	$10,710	$11,850
10/18	$11,542	$10,620	$11,846
11/18	$11,431	$10,668	$11,740
12/18	$11,150	$10,835	$11,441
1/19	$11,406	$10,984	$11,732
2/19	$11,571	$10,996	$11,919
3/19	$11,538	$11,195	$11,898
4/19	$11,694	$11,210	$12,095
5/19	$11,648	$11,382	$12,068
6/19	$11,664	$11,543	$12,098
7/19	$11,734	$11,578	$12,195
8/19	$11,716	$11,840	$12,161
9/19	$11,757	$11,788	$12,218
10/19	$11,706	$11,826	$12,163
11/19	$11,771	$11,824	$12,234
12/19	$11,939	$11,842	$12,429
1/20	$11,966	$12,054	$12,499
2/20	$11,818	$12,235	$12,334
3/20	$10,713	$11,996	$10,808
4/20	$11,074	$12,236	$11,295
5/20	$11,368	$12,350	$11,723
6/20	$11,449	$12,453	$11,857
7/20	$11,638	$12,672	$12,089
8/20	$11,787	$12,599	$12,269
9/20	$11,804	$12,576	$12,347
10/20	$11,822	$12,531	$12,372
11/20	$12,053	$12,695	$12,648
12/20	$12,178	$12,739	$12,818
1/21	$12,275	$12,659	$12,970
2/21	$12,331	$12,495	$13,046
3/21	$12,321	$12,350	$13,046
4/21	$12,367	$12,454	$13,113
5/21	$12,408	$12,501	$13,189
6/21	$12,464	$12,592	$13,238
7/21	$12,439	$12,719	$13,236
8/21	$12,513	$12,710	$13,299
9/21	$12,571	$12,602	$13,385
10/21	$12,573	$12,591	$13,420
11/21	$12,533	$12,607	$13,399
12/21	$12,619	$12,598	$13,485
1/22	$12,607	$12,322	$13,534
2/22	$12,551	$12,154	$13,464
3/22	$12,542	$11,828	$13,471
4/22	$12,520	$11,387	$13,500
5/22	$12,221	$11,449	$13,155
6/22	$11,896	$11,221	$12,870
7/22	$12,157	$11,503	$13,144
8/22	$12,268	$11,204	$13,343
9/22	$11,981	$10,721	$13,039
10/22	$12,088	$10,603	$13,168
11/22	$12,272	$10,999	$13,326
12/22	$12,274	$10,961	$13,381
1/23	$12,570	$11,301	$13,738
2/23	$12,615	$11,024	$13,817
3/23	$12,610	$11,282	$13,813
4/23	$12,726	$11,351	$13,958
5/23	$12,680	$11,233	$13,932
6/23	$12,933	$11,216	$14,248
7/23	$13,100	$11,227	$14,431
8/23	$13,213	$11,160	$14,600
9/23	$13,286	$10,893	$14,740
10/23	$13,242	$10,730	$14,738
11/23	$13,429	$11,213	$14,917
12/23	$13,650	$11,638	$15,163
1/24	$13,698	$11,610	$15,266
2/24	$13,805	$11,471	$15,404
3/24	$13,916	$11,584	$15,536
4/24	$13,977	$11,313	$15,629
5/24	$14,073	$11,500	$15,776
6/24	$14,133	$11,606	$15,831
7/24	$14,230	$11,869	$15,939
8/24	$14,325	$12,044	$16,040
9/24	$14,399	$12,209	$16,154
10/24	$14,507	$11,932	$16,293
11/24	$14,610	$12,057	$16,428
12/24	$14,698	$11,875	$16,521

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Initial Class	7.68%	4.24%	3.92%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Common Stocks	1.1%
Asset-Backed Securities	1.6%
Short-Term Investments	3.6%
Corporate Bonds	7.2%
Senior Floating-Rate Loans	85.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

VTFLR-TSR-AR

Eaton Vance VT Floating-Rate Income Fund

Institutional Class VTFLI

Annual Shareholder Report December 31, 2024

This annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$66	0.63%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan IndexSM (the Index):

↓ Among industries within the Index, loan selections in the health care providers & services; electronic equipment, instruments & components; and commercial services & supplies industries detracted from Index-relative returns during the period

↓ Selections in B-rated loans detracted from Fund performance versus the Index during the period

↓ An overweight exposure to the beverages industry, which underperformed the Index during the period, detracted from Index-relative returns

↓ During a period of strong performance by floating-rate loans, the Fund’s modest cash position detracted from returns relative to the Index

↑ In contrast, loan selections in the pharmaceuticals industry and the diversified telecommunication services industry contributed to Index-relative returns

↑ An underweight position in the air freight & logistics industry, which underperformed the Index during the period, helped Index-relative returns

↑ Avoiding several loans within the Index that defaulted during the period contributed to Fund performance relative to the Index

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Institutional Class	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
12/14	$10,000	$10,000	$10,000
1/15	$10,031	$10,190	$10,033
2/15	$10,157	$10,131	$10,175
3/15	$10,188	$10,173	$10,213
4/15	$10,263	$10,161	$10,306
5/15	$10,261	$10,143	$10,326
6/15	$10,235	$10,030	$10,283
7/15	$10,232	$10,088	$10,282
8/15	$10,173	$10,059	$10,210
9/15	$10,114	$10,098	$10,144
10/15	$10,111	$10,130	$10,125
11/15	$10,018	$10,093	$10,037
12/15	$9,937	$10,043	$9,931
1/16	$9,877	$10,154	$9,866
2/16	$9,850	$10,226	$9,814
3/16	$10,109	$10,351	$10,085
4/16	$10,289	$10,422	$10,285
5/16	$10,356	$10,430	$10,377
6/16	$10,355	$10,614	$10,379
7/16	$10,484	$10,701	$10,527
8/16	$10,544	$10,713	$10,606
9/16	$10,648	$10,715	$10,698
10/16	$10,733	$10,644	$10,786
11/16	$10,756	$10,405	$10,815
12/16	$10,874	$10,436	$10,940
1/17	$10,922	$10,473	$11,001
2/17	$10,975	$10,553	$11,056
3/17	$10,984	$10,550	$11,065
4/17	$11,041	$10,637	$11,114
5/17	$11,075	$10,719	$11,154
6/17	$11,084	$10,710	$11,149
7/17	$11,155	$10,764	$11,226
8/17	$11,155	$10,856	$11,221
9/17	$11,202	$10,818	$11,265
10/17	$11,264	$10,831	$11,332
11/17	$11,262	$10,815	$11,346
12/17	$11,284	$10,863	$11,391
1/18	$11,397	$10,758	$11,500
2/18	$11,421	$10,656	$11,523
3/18	$11,460	$10,710	$11,555
4/18	$11,512	$10,638	$11,603
5/18	$11,527	$10,696	$11,623
6/18	$11,545	$10,681	$11,636
7/18	$11,624	$10,703	$11,722
8/18	$11,665	$10,756	$11,769
9/18	$11,734	$10,710	$11,850
10/18	$11,729	$10,620	$11,846
11/18	$11,635	$10,668	$11,740
12/18	$11,342	$10,835	$11,441
1/19	$11,622	$10,984	$11,732
2/19	$11,781	$10,996	$11,919
3/19	$11,753	$11,195	$11,898
4/19	$11,928	$11,210	$12,095
5/19	$11,873	$11,382	$12,068
6/19	$11,895	$11,543	$12,098
7/19	$11,985	$11,578	$12,195
8/19	$11,960	$11,840	$12,161
9/19	$12,007	$11,788	$12,218
10/19	$11,973	$11,826	$12,163
11/19	$12,032	$11,824	$12,234
12/19	$12,210	$11,842	$12,429
1/20	$12,243	$12,054	$12,499
2/20	$12,111	$12,235	$12,334
3/20	$10,973	$11,996	$10,808
4/20	$11,362	$12,236	$11,295
5/20	$11,671	$12,350	$11,723
6/20	$11,745	$12,453	$11,857
7/20	$11,943	$12,672	$12,089
8/20	$12,104	$12,599	$12,269
9/20	$12,127	$12,576	$12,347
10/20	$12,166	$12,531	$12,372
11/20	$12,410	$12,695	$12,648
12/20	$12,532	$12,739	$12,818
1/21	$12,653	$12,659	$12,970
2/21	$12,703	$12,495	$13,046
3/21	$12,700	$12,350	$13,046
4/21	$12,752	$12,454	$13,113
5/21	$12,799	$12,501	$13,189
6/21	$12,861	$12,592	$13,238
7/21	$12,854	$12,719	$13,236
8/21	$12,918	$12,710	$13,299
9/21	$12,981	$12,602	$13,385
10/21	$12,986	$12,591	$13,420
11/21	$12,949	$12,607	$13,399
12/21	$13,042	$12,598	$13,485
1/22	$13,034	$12,322	$13,534
2/22	$12,979	$12,154	$13,464
3/22	$12,973	$11,828	$13,471
4/22	$12,954	$11,387	$13,500
5/22	$12,663	$11,449	$13,155
6/22	$12,317	$11,221	$12,870
7/22	$12,594	$11,503	$13,144
8/22	$12,715	$11,204	$13,343
9/22	$12,423	$10,721	$13,039
10/22	$12,557	$10,603	$13,168
11/22	$12,741	$10,999	$13,326
12/22	$12,747	$10,961	$13,381
1/23	$13,062	$11,301	$13,738
2/23	$13,129	$11,024	$13,817
3/23	$13,117	$11,282	$13,813
4/23	$13,246	$11,351	$13,958
5/23	$13,206	$11,233	$13,932
6/23	$13,477	$11,216	$14,248
7/23	$13,657	$11,227	$14,431
8/23	$13,781	$11,160	$14,600
9/23	$13,861	$10,893	$14,740
10/23	$13,824	$10,730	$14,738
11/23	$14,028	$11,213	$14,917
12/23	$14,266	$11,638	$15,163
1/24	$14,324	$11,610	$15,266
2/24	$14,443	$11,471	$15,404
3/24	$14,567	$11,584	$15,536
4/24	$14,639	$11,313	$15,629
5/24	$14,747	$11,500	$15,776
6/24	$14,819	$11,606	$15,831
7/24	$14,928	$11,869	$15,939
8/24	$15,036	$12,044	$16,040
9/24	$15,122	$12,209	$16,154
10/24	$15,242	$11,932	$16,293
11/24	$15,357	$12,057	$16,428
12/24	$15,458	$11,875	$16,521

Average Annual Total Returns (%)Footnote Reference1,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Institutional Class	8.34%	4.82%	4.45%
Bloomberg U.S. Universal Index	2.04%	0.06%	1.73%
Morningstar®LSTA® US Leveraged Loan Index℠	8.95%	5.85%	5.14%
Footnote	Description
Footnote[1]	Institutional Class performance prior to 5/2/16 is linked to ADV Class. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed to the Bloomberg U.S. Universal Index effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$560,804,942
# of Portfolio Holdings	500
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,211,681

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Common Stocks	1.1%
Asset-Backed Securities	1.6%
Short-Term Investments	3.6%
Corporate Bonds	7.2%
Senior Floating-Rate Loans	85.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.4%
CCC or Lower	3.3%
B	65.7%
BB	23.3%
BBB	5.3%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2024

VTFLI-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund (the “Fund”) is a series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Fund, contains a total of 1 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual report.

(a)-(d)

The following table presents the aggregate fees billed to the Fund for the Fund’s fiscal years ended December 31, 2023 and December 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/23	12/31/24
Audit Fees	$88,000	$99,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$1,000	$0

Total	$89,000	$99,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/23	12/31/24
Audit Fees	$88,000	$99,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$1,000	$0

Total	$89,000	$99,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	12/31/23	12/31/24
Registrant(1)	$1,000	$0
Eaton Vance(2)	$0	$18,490

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
VT Floating-Rate Income Fund
Annual Financial Statements and
Additional Information
December 31, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2024
Eaton Vance
VT Floating-Rate Income Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments

Asset-Backed Securities — 1.6%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 11.768%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$1,000	$ 1,010,516
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.719%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	977,702
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.167%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	1,008,829
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 11.791%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	1,004,586
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,004,513
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.596%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	2,014,126
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.168%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,015,372
Total Asset-Backed Securities (identified cost $8,963,311)		$ 9,035,644

Common Stocks — 1.1%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.0%(6)
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International LLC(4)(5)	12,664	52,239
Phoenix Services International LLC(4)(5)	1,156	4,769
		$ 340,655
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 102,675
		$ 102,675
Electronic Equipment, Instruments & Components — 0.2%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	$ 1,384,434
		$ 1,384,434
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	3,342	$ 80,074
		$ 80,074
Security	Shares	Value
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	13,408	$ 341,569
		$ 341,569
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)(5)	44,627	390,487
Envision Parent, Inc.(4)(5)	58,278	675,063
		$ 1,065,550
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 630,279
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 630,279
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	7,165	$ 5,109
		$ 5,109
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(5)	4,130	$ 341,241
		$ 341,241
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.4%
Covis Midco 1 SARL, Class A(4)(5)	531	$ 270
Covis Midco 1 SARL, Class B(4)(5)	531	271
Covis Midco 1 SARL, Class C(4)(5)	531	271
Covis Midco 1 SARL, Class D(4)(5)	531	271
Covis Midco 1 SARL, Class E(4)(5)	531	271
Mallinckrodt International Finance SA(4)(5)	23,499	2,073,199
		$ 2,074,553
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $7,770,328)		$ 6,366,139

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 173,484
TransDigm, Inc., 6.875%, 12/15/30(1)	500	507,792
		$ 681,276
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$638	$ 635,943
5.75%, 4/20/29(1)	950	942,853
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	319,809
4.625%, 4/15/29(1)	325	309,269
		$ 2,207,874
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 383,467
		$ 383,467
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 177,213
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	293	293,628
		$ 470,841
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 427,257
		$ 427,257
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$1,300	$ 1,225,704
4.625%, 6/1/28(1)	1,200	1,135,613
		$ 2,361,317
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 911,956
		$ 911,956
Commercial Services — 0.3%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 680,492
Security	Principal Amount (000's omitted)	Value
Commercial Services (continued)
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	$500	$ 465,614
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	800	822,516
		$ 1,968,622
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 951,873
		$ 951,873
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$450	$ 446,644
4.375%, 10/15/28(1)	625	625,085
		$ 1,071,729
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$175	$ 181,615
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	437,357
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	697,988
		$ 1,316,960
Diversified Telecommunication Services — 0.8%
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 75,872
5.50%, 1/15/28(1)	400	296,448
8.125%, 2/1/27(1)	3,175	2,577,422
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,372,798
		$ 4,322,540
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 614,726
		$ 614,726
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc., 5.125%, 12/15/26(1)	$1,000	$ 995,487
		$ 995,487
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,257,585
		$ 1,257,585
Engineering & Construction — 0.0%(6)
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 120,614
		$ 120,614

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 402,132
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	55	55,133
		$ 457,265
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,598,915
Tenet Healthcare Corp., 4.25%, 6/1/29	1,675	1,574,021
		$ 3,172,936
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,323,754
		$ 2,323,754
Insurance — 0.6%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 604,054
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,775	2,805,759
		$ 3,409,813
Internet Software & Services — 0.1%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 865,746
		$ 865,746
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 226,298
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	623,502
		$ 849,800
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 615,855
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	342,907
		$ 958,762
Media — 0.1%
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	$45	$ 38,910
Univision Communications, Inc., 4.50%, 5/1/29(1)	650	582,554
		$ 621,464
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$1,025	$ 1,029,086
		$ 1,029,086
Security	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 374,287
		$ 374,287
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 537,909
		$ 537,909
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 586,816
		$ 586,816
Software — 0.5%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,568,633
9.00%, 9/30/29(1)	675	686,167
UKG, Inc., 6.875%, 2/1/31(1)	800	812,486
		$ 3,067,286
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 769,195
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	731,865
		$ 1,501,060
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 641,067
		$ 641,067
Total Corporate Bonds (identified cost $41,228,584)		$ 40,461,175

Exchange-Traded Funds — 0.6%
Security	Shares	Value
Fixed-Income Funds — 0.6%
SPDR Blackstone Senior Loan ETF	76,000	$ 3,171,480
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,171,480

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G	5,614	$ 147,367
Series G1	3,879	101,824
Total Preferred Stocks (identified cost $194,607)		$ 249,191

Senior Floating-Rate Loans — 85.9%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.0%
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31	$1,338	$ 1,340,978
Term Loan, 12/11/31(8)	112	111,748
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(9)	625	628,125
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(10)	166	132,362
Novaria Holdings LLC, Term Loan, 8.457%, (SOFR + 4.00%), 6/6/31	200	201,495
TransDigm, Inc.:
Term Loan, 6.829%, (SOFR + 2.50%), 2/28/31	1,168	1,171,791
Term Loan, 7.079%, (SOFR + 2.75%), 3/22/30	2,193	2,202,660
		$ 5,789,159
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30	$625	$ 630,272
		$ 630,272
Airlines — 0.3%
American Airlines, Inc., Term Loan, 9.629%, (SOFR + 4.75%), 4/20/28	$1,505	$ 1,547,584
		$ 1,547,584
Apparel & Luxury Goods — 0.5%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(9)	$248	$ 249,195
Gloves Buyer, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 12/29/27	2,037	2,038,836
Hanesbrands, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 3/8/30	586	591,370
		$ 2,879,401
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 6.607%, (SOFR + 2.25%), 1/31/31	$779	$ 783,173
Autokiniton U.S. Holdings, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 4/6/28	1,895	1,886,455
Clarios Global LP, Term Loan, 6.857%, (SOFR + 2.50%), 5/6/30	2,145	2,156,152
DexKo Global, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28	632	599,182
Garrett LX I SARL, Term Loan, 7.335%, (SOFR + 2.75%), 4/30/28	1,401	1,409,713
LSF12 Badger Bidco LLC, Term Loan, 10.357%, (SOFR + 6.00%), 8/30/30	297	293,288
LTI Holdings, Inc., Term Loan, 9.107%, (SOFR + 4.75%), 7/19/29	998	1,000,368
RealTruck Group, Inc., Term Loan, 9.472%, (SOFR + 5.00%), 1/31/28	695	697,355
		$ 8,825,686
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 1/22/31	$1,375	$ 1,378,008
MajorDrive Holdings IV LLC, Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28	1,729	1,690,458
		$ 3,068,466
Beverages — 0.8%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27	$576	$ 565,108
City Brewing Co. LLC:
Term Loan, 8.418%, (SOFR + 3.50%), 4/5/28	560	398,868
Term Loan, 10.906%, (SOFR + 6.25%), 4/5/28	181	137,923
Term Loan - Second Lien, 9.909%, (SOFR + 5.00%), 4/5/28	865	340,156
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	3,258	3,287,768
		$ 4,729,823
Biotechnology — 0.5%
Alltech, Inc., Term Loan, 8.472%, (SOFR + 4.00%), 10/13/28	$1,347	$ 1,356,102
Grifols Worldwide Operations USA, Inc., Term Loan, 6.735%, (SOFR + 2.00%), 11/15/27	1,590	1,585,948
		$ 2,942,050
Building Products — 1.4%
Cornerstone Building Brands, Inc.:
Term Loan, 7.747%, (SOFR + 3.25%), 4/12/28	$1,487	$ 1,424,288

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products (continued)
Cornerstone Building Brands, Inc.: (continued)
Term Loan, 8.897%, (SOFR + 4.50%), 5/15/31	$299	$ 289,058
CPG International, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 9/19/31	673	676,891
Kodiak Building Partners, Inc., Term Loan, 8.274%, (SOFR + 3.75%), 12/4/31	500	500,982
LHS Borrower LLC, Term Loan, 9.207%, (SOFR + 4.75%), 2/16/29	844	808,547
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.646%, (SOFR + 4.25%), 12/2/31	1,950	1,950,010
MI Windows & Doors LLC, Term Loan, 7.357%, (SOFR + 3.00%), 3/28/31	771	779,962
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	1,348	1,335,628
Standard Industries, Inc., Term Loan, 6.106%, (SOFR + 1.75%), 9/22/28	205	206,012
		$ 7,971,378
Capital Markets — 3.1%
Advisor Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/17/28	$831	$ 835,884
Aretec Group, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 8/9/30	1,964	1,970,940
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	765	772,788
Edelman Financial Center LLC, Term Loan, 7.357%, (SOFR + 3.00%), 4/7/28	1,743	1,756,204
EIG Management Co. LLC, Term Loan, 9.356%, (SOFR + 5.00%), 5/17/29	420	421,786
FinCo I LLC, Term Loan, 6.607%, (SOFR + 2.25%), 6/27/29	1,234	1,240,547
Focus Financial Partners LLC:
Term Loan, 7.607%, (SOFR + 3.25%), 9/15/31	3,417	3,452,318
Term Loan, 9/15/31(8)	367	370,788
Franklin Square Holdings LP, Term Loan, 6.607%, (SOFR + 2.25%), 4/25/31	995	1,002,462
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28	1,954	1,966,967
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.37%, (SOFR + 3.00%), 3/22/31	648	649,928
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28	1,390	1,393,293
Orion Advisor Solutions, Inc., Term Loan, 8.335%, (SOFR + 3.75%), 9/24/30	599	604,952
Press Ganey Holdings, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 4/30/31	648	651,011
		$ 17,089,868
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals — 4.9%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.079%, (SOFR + 1.75%), 12/20/29	$1,234	$ 1,238,900
CPC Acquisition Corp., Term Loan, 8.34%, (SOFR + 3.75%), 12/29/27	717	644,046
Discovery Purchaser Corp., Term Loan, 8.965%, (SOFR + 4.38%), 10/4/29	1,071	1,078,900
GEON Performance Solutions LLC, Term Loan, 8.84%, (SOFR + 4.25%), 8/18/28	880	884,240
Groupe Solmax, Inc., Term Loan, 9.285%, (SOFR + 4.75%), 5/29/28(11)	1,025	946,415
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30	1,064	1,069,571
INEOS Quattro Holdings U.K. Ltd., Term Loan, 8.707%, (SOFR + 4.25%), 4/2/29	1,477	1,489,937
INEOS U.S. Finance LLC:
Term Loan, 7.329%, (SOFR + 3.00%), 2/7/31	547	552,387
Term Loan, 7.607%, (SOFR + 3.25%), 2/18/30	4,206	4,230,366
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28	1,152	1,132,129
Momentive Performance Materials, Inc., Term Loan, 8.357%, (SOFR + 4.00%), 3/29/28	2,502	2,533,538
Nouryon Finance BV:
Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28	619	626,626
Term Loan, 7.689%, (SOFR + 3.25%), 4/3/28(11)	670	675,622
Olympus Water U.S. Holding Corp., Term Loan, 7.329%, (SOFR + 3.00%), 6/20/31	2,582	2,593,407
Orion Engineered Carbons GmbH, Term Loan, 6.579%, (SOFR + 2.15%), 9/24/28	290	290,250
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31	500	503,543
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29	550	528,893
SCUR-Alpha 1503 GmbH, Term Loan, 10.085%, (SOFR + 5.50%), 3/29/30	1,229	1,174,873
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29	1,212	1,216,638
Term Loan, 6.857%, (SOFR + 2.50%), 9/18/31	1,267	1,272,618
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28	2,789	2,815,940
		$ 27,498,839
Commercial Services & Supplies — 3.1%
Albion Financing 3 SARL, Term Loan, 9.096%, (SOFR + 4.25%), 8/16/29	$1,802	$ 1,822,854
Allied Universal Holdco LLC, Term Loan, 8.207%, (SOFR + 3.75%), 5/12/28	159	159,716
Belfor Holdings, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 11/1/30	582	589,637

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Covanta Holding Corp.:
Term Loan, 7.024%, (SOFR + 2.50%), 11/30/28	$26	$ 25,927
Term Loan, 7.024%, (SOFR + 2.50%), 11/30/28	471	472,099
EnergySolutions LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/20/30	1,017	1,023,639
Flame Newco LLC, Term Loan, 10.457%, (SOFR + 6.10%), 6/30/28	158	154,324
Foundever Worldwide Corp., Term Loan, 8.222%, (SOFR + 3.75%), 8/28/28	1,862	1,261,801
Garda World Security Corp., Term Loan, 7.897%, (SOFR + 3.50%), 2/1/29	3,242	3,260,395
GFL Environmental, Inc., Term Loan, 6.61%, (SOFR + 2.00%), 7/3/31	923	925,571
Harsco Corp., Term Loan, 6.722%, (SOFR + 2.25%), 3/10/28	241	241,451
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30	2,209	2,228,979
Monitronics International, Inc., Term Loan, 12.119%, (SOFR + 7.50%), 6/30/28	735	732,900
Prime Security Services Borrower LLC, Term Loan, 6.524%, (SOFR + 2.00%), 10/13/30	923	925,954
Reworld Holding Corp.:
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	1,544	1,548,267
Term Loan, 6.697%, (SOFR + 2.25%), 11/30/28	119	118,949
Tempo Acquisition LLC, Term Loan, 6.607%, (SOFR + 2.25%), 8/31/28	514	516,985
TMF Group Holding BV, Term Loan, 8.09%, (SOFR + 3.50%), 5/3/28	371	375,670
TruGreen LP, Term Loan, 8.457%, (SOFR + 4.00%), 11/2/27	820	800,155
		$ 17,185,273
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 6.37%, (SOFR + 2.00%), 10/24/30	$1,135	$ 1,141,367
		$ 1,141,367
Construction Materials — 1.2%
Construction Partners, Inc., Term Loan, 6.838%, (SOFR + 2.50%), 11/3/31	$500	$ 503,440
Quikrete Holdings, Inc.:
Term Loan, 6.607%, (SOFR + 2.25%), 3/19/29	2,049	2,049,977
Term Loan, 6.857%, (SOFR + 2.50%), 4/14/31	2,624	2,625,717
Star Holding LLC, Term Loan, 8.857%, (SOFR + 4.50%), 7/31/31	1,322	1,320,722
		$ 6,499,856
Borrower/Description	Principal Amount (000's omitted)	Value
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29	$418	$ 398,563
Peer Holding III BV:
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31	1,375	1,384,453
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30	1,067	1,075,383
		$ 2,858,399
Containers & Packaging — 0.9%
Altium Packaging LLC, Term Loan, 6.857%, (SOFR + 2.50%), 6/11/31	$473	$ 472,923
Berlin Packaging LLC, Term Loan, 8.029%, (SOFR + 3.50%), 6/7/31	948	954,886
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.532%, (SOFR + 3.18%), 4/13/29	2,602	2,610,406
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28	12	9,692
Proampac PG Borrower LLC, Term Loan, 8.604%, (SOFR + 4.00%), 9/15/28	1,139	1,143,503
		$ 5,191,410
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 8.457%, (SOFR + 4.00%), 3/25/31	$844	$ 847,316
Phillips Feed Service, Inc., Term Loan, 11.457%, (SOFR + 7.00%), 11/13/26(3)	51	30,785
		$ 878,101
Diversified Consumer Services — 1.0%
Ascend Learning LLC, Term Loan, 7.957%, (SOFR + 3.50%), 12/11/28	$1,470	$ 1,479,463
KUEHG Corp., Term Loan, 7.839%, (SOFR + 3.25%), 6/12/30	1,006	1,017,635
Project Boost Purchaser LLC, Term Loan, 8.147%, (SOFR + 3.50%), 7/16/31	825	831,893
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30	347	349,099
Wand NewCo 3, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/30/31	2,173	2,184,653
		$ 5,862,743
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.147%, (SOFR + 5.50%), 8/15/28	$10	$ 8,393
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(3)	306	119,335
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(3)	123	98,641

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.:
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/29	$1,287	$ 1,314,984
Term Loan, 10.917%, (SOFR + 6.56%), 4/15/30	1,287	1,314,341
Lumen Technologies, Inc.:
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/29	449	422,780
Term Loan, 6.822%, (SOFR + 2.35%), 4/15/30	949	885,941
Virgin Media Bristol LLC:
Term Loan, 7.012%, (SOFR + 2.50%), 1/31/28	850	845,482
Term Loan, 7.762%, (SOFR + 3.25%), 1/31/29	750	746,895
		$ 5,756,792
Electric Utilities — 0.4%
Kohler Energy Co. LLC, Term Loan, 8.107%, (SOFR + 3.75%), 5/1/31	$2,107	$ 2,107,345
		$ 2,107,345
Electrical Equipment — 0.9%
AZZ, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 5/13/29	$300	$ 301,554
Dynamo Newco II GmbH, Term Loan, 8.262%, (SOFR + 4.00%), 10/1/31	1,496	1,513,083
WEC U.S. Holdings Ltd., Term Loan, 6.803%, (SOFR + 2.25%), 1/27/31	3,067	3,073,539
		$ 4,888,176
Electronic Equipment, Instruments & Components — 1.5%
Celestica, Inc., Term Loan, 6.088%, (SOFR + 1.75%), 6/20/31	$896	$ 897,739
Chamberlain Group, Inc., Term Loan, 7.707%, (SOFR + 3.25%), 11/3/28	2,126	2,141,315
Creation Technologies, Inc., Term Loan, 10.351%, (SOFR + 5.50%), 10/5/28	780	767,325
II-VI, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 7/2/29	658	660,488
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31	231	232,724
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28	481	483,923
MX Holdings U.S., Inc., Term Loan, 7.222%, (SOFR + 2.75%), 7/31/28	246	247,839
Range Red Operating, Inc.:
Term Loan, 12.693%, (SOFR + 8.00%), 10/1/29	230	226,069
Term Loan - Second Lien, 12.693%, (SOFR + 8.00%), 10/1/29	966	948,329
Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
TTM Technologies, Inc., Term Loan, 6.803%, (SOFR + 2.25%), 5/30/30	$518	$ 520,395
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25	1,636	1,538,916
		$ 8,665,062
Energy Equipment & Services — 0.6%
Ameriforge Group, Inc.:
Term Loan, 15.459%, (SOFR + 11.00%), 4.459% cash, 11.00% PIK, 12/31/25(3)	$85	$ 38,716
Term Loan, 15.459%, (SOFR + 11.00%), 4.459% cash, 11.00% PIK, 12/31/25(3)	734	335,260
GIP Pilot Acquisition Partners LP, Term Loan, 7.09%, (SOFR + 2.50%), 10/4/30	472	475,393
Lightning Power LLC, Term Loan, 7.579%, (SOFR + 3.25%), 8/18/31	998	1,010,109
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31	1,397	1,410,559
		$ 3,270,037
Engineering & Construction — 0.5%
American Residential Services LLC, Term Loan, 7.972%, (SOFR + 3.50%), 10/15/27	$336	$ 339,360
Arcosa, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 8/12/31	350	353,283
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31	422	418,853
Azuria Water Solutions, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 5/17/28	315	317,656
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30	1,368	1,378,530
		$ 2,807,682
Entertainment — 0.3%
City Football Group Ltd., Term Loan, 7.472%, (SOFR + 3.00%), 7/22/30	$417	$ 417,043
Creative Artists Agency LLC, Term Loan, 7.107%, (SOFR + 2.75%), 10/1/31	1,125	1,131,795
		$ 1,548,838
Financial Services — 2.1%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31	$2,993	$ 3,014,330
CPI Holdco B LLC, Term Loan, 6.357%, (SOFR + 2.00%), 5/19/31	2,195	2,192,733
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(10)	1,077	212,691

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services (continued)
Grant Thornton Advisors LLC:
Term Loan, 7.607%, (SOFR + 3.25%), 6/2/31	$1,895	$ 1,898,036
Term Loan, 6/2/31(9)	300	300,441
NCR Atleos LLC, Term Loan, 8.398%, (SOFR + 3.75%), 4/16/29	1,054	1,060,914
Nuvei Technologies Corp., Term Loan, 7.444%, (SOFR + 3.00%), 11/15/31	1,000	1,003,285
Walker & Dunlop, Inc., Term Loan, 6.707%, (SOFR + 2.25%), 12/16/28	1,585	1,591,188
WEX, Inc., Term Loan, 6.107%, (SOFR + 1.75%), 5/10/29	289	288,941
		$ 11,562,559
Food Products — 0.4%
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.00%), 8/2/28	$889	$ 889,137
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28	1,879	1,140,719
Simply Good Foods USA, Inc., Term Loan, 6.957%, (SOFR + 2.50%), 3/17/27	121	121,741
		$ 2,151,597
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30	$2,498	$ 2,505,099
		$ 2,505,099
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 9.347%, (SOFR + 4.50%), 8/2/28	$509	$ 509,468
Journey Personal Care Corp., Term Loan, 8.107%, (SOFR + 3.75%), 3/1/28	1,643	1,646,514
Medline Borrower LP, Term Loan, 6.607%, (SOFR + 2.25%), 10/23/28	2,790	2,802,998
		$ 4,958,980
Health Care Providers & Services — 5.2%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28	$2,225	$ 2,241,928
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26	762	698,174
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29	201	198,774
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28	1,820	1,081,210
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc.:
Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28	$1,338	$ 1,344,285
Term Loan, 8.276%, (SOFR + 3.50%), 9/29/28	396	399,794
CNT Holdings I Corp., Term Loan, 8.085%, (SOFR + 3.50%), 11/8/27	995	1,002,721
Concentra Health Services, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 7/28/31	349	352,180
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(10)	653	265,379
Electron BidCo, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 11/1/28	1,771	1,779,913
Ensemble RCM LLC, Term Loan, 7.585%, (SOFR + 3.00%), 8/1/29	3,151	3,178,052
Hanger, Inc.:
Term Loan, 1.75%, 10/23/31(8)	143	144,172
Term Loan, 7.857%, (SOFR + 3.50%), 10/23/31	1,107	1,119,734
IVC Acquisition Ltd., Term Loan, 9.079%, (SOFR + 4.75%), 12/12/28	1,512	1,526,206
Medical Solutions Holdings, Inc., Term Loan, 8.185%, (SOFR + 3.50%), 11/1/28	2,187	1,559,157
National Mentor Holdings, Inc.:
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28	25	24,449
Term Loan, 8.202%, (SOFR + 3.75%), 3/2/28(11)	868	862,284
Option Care Health, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	340	341,834
Pacific Dental Services LLC, Term Loan, 7.125%, (SOFR + 2.75%), 3/15/31	1,935	1,951,100
Phoenix Guarantor, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 2/21/31	1,588	1,595,666
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31	1,716	1,727,257
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(8)	102	102,023
Term Loan, 7.607%, (SOFR + 3.25%), 11/19/31	1,423	1,428,322
Select Medical Corp., Term Loan, 6.531%, (SOFR + 2.00%), 12/3/31	925	929,237
TTF Holdings LLC, Term Loan, 8.107%, (SOFR + 3.75%), 7/18/31	2,400	2,388,000
U.S. Anesthesia Partners, Inc., Term Loan, 8.917%, (SOFR + 4.25%), 10/1/28	1,088	1,084,601
		$ 29,326,452
Health Care Technology — 1.6%
Imprivata, Inc., Term Loan, 8.085%, (SOFR + 3.50%), 12/1/27	$2,615	$ 2,635,550
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31	2,456	2,474,096

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
Project Ruby Ultimate Parent Corp., Term Loan, 7.472%, (SOFR + 3.00%), 3/10/28	$1,510	$ 1,518,857
Symplr Software, Inc., Term Loan, 9.185%, (SOFR + 4.50%), 12/22/27	1,253	1,150,012
Waystar Technologies, Inc., Term Loan, 6.595%, (SOFR + 2.25%), 10/22/29	1,110	1,116,374
		$ 8,894,889
Hotels, Restaurants & Leisure — 4.9%
Caesars Entertainment, Inc., Term Loan, 6.607%, (SOFR + 2.25%), 2/6/31	$2,283	$ 2,290,591
Carnival Corp., Term Loan, 7.107%, (SOFR + 2.75%), 10/18/28	1,653	1,667,190
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26	1,010	1,014,779
Fertitta Entertainment LLC, Term Loan, 7.857%, (SOFR + 3.50%), 1/27/29	2,457	2,469,455
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30	3,564	3,560,668
GVC Holdings (Gibraltar) Ltd., Term Loan, 7.079%, (SOFR + 2.75%), 10/31/29	2,014	2,022,448
Hilton Domestic Operating Co., Inc., Term Loan, 6.088%, (SOFR + 1.75%), 11/8/30	675	679,222
Horizon U.S. Finco LP, Term Loan, 12/18/31(9)	975	971,344
IRB Holding Corp., Term Loan, 6.857%, (SOFR + 2.50%), 12/15/27	1,248	1,251,274
Light & Wonder International, Inc., Term Loan, 6.632%, (SOFR + 2.25%), 4/14/29	2,944	2,959,726
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30	1,586	1,591,487
Playa Resorts Holding BV, Term Loan, 7.107%, (SOFR + 2.75%), 1/5/29	1,274	1,276,745
Scientific Games Holdings LP, Term Loan, 7.59%, (SOFR + 3.00%), 4/4/29	2,960	2,970,692
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 12/4/31	1,636	1,635,707
Station Casinos LLC, Term Loan, 6.375%, (SOFR + 2.00%), 3/14/31	447	447,849
Wyndham Hotels & Resorts, Inc., Term Loan, 6.107%, (SOFR + 1.75%), 5/24/30	790	792,289
		$ 27,601,466
Household Durables — 1.5%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28	$1,825	$ 1,483,196
Hunter Douglas, Inc., Term Loan, 8.021%, (SOFR + 3.50%), 2/26/29	1,843	1,844,006
Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables (continued)
Libbey Glass, Inc., Term Loan, 11.267%, (SOFR + 6.50%), 11/22/27	$1,890	$ 1,843,099
Madison Safety & Flow LLC, Term Loan, 7.607%, (SOFR + 3.25%), 9/26/31	499	503,037
Serta Simmons Bedding LLC:
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28	1,293	1,099,339
Term Loan, 12.232%, (SOFR + 7.50%), 6/29/28	140	140,059
Tempur Sealy International, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 10/24/31	1,600	1,606,496
		$ 8,519,232
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 6.356%, (SOFR + 2.00%), 12/22/27	$862	$ 865,418
Kronos Acquisition Holdings, Inc., Term Loan, 8.584%, (SOFR + 4.00%), 7/8/31	1,796	1,700,114
		$ 2,565,532
Independent Power and Renewable Electricity Producers — 0.4%
Alpha Generation LLC, Term Loan, 7.107%, (SOFR + 2.75%), 9/30/31	$998	$ 1,005,729
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31	1,022	1,030,423
		$ 2,036,152
Industrials Conglomerates — 0.4%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/8/31	$475	$ 479,750
John Bean Technologies Corp., Term Loan, 10/9/31(9)	700	705,250
nVent Electric PLC, Term Loan, 9/12/31(9)	1,050	1,062,800
		$ 2,247,800
Insurance — 3.0%
Acrisure LLC, Term Loan, 7.357%, (SOFR + 3.00%), 11/6/30	$1,000	$ 1,002,890
Alliant Holdings Intermediate LLC, Term Loan, 7.106%, (SOFR + 2.75%), 9/19/31	2,522	2,531,716
AmWINS Group, Inc., Term Loan, 6.722%, (SOFR + 2.25%), 2/19/28	2,097	2,105,675
AssuredPartners, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 2/14/31	1,737	1,742,572
Broadstreet Partners, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 6/13/31	1,592	1,599,307
HUB International Ltd., Term Loan, 7.367%, (SOFR + 2.75%), 6/20/30	2,650	2,669,155
Ryan Specialty Group LLC, Term Loan, 6.607%, (SOFR + 2.25%), 9/15/31	1,175	1,180,875

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc.:
Term Loan, 6.579%, (SOFR + 2.25%), 11/22/29	$1,960	$ 1,959,740
Term Loan, 6.579%, (SOFR + 2.25%), 9/27/30	1,981	1,980,851
		$ 16,772,781
Interactive Media & Services — 0.3%
Foundational Education Group, Inc., Term Loan, 8.597%, (SOFR + 3.75%), 8/31/28	$390	$ 380,662
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	753	752,304
Match Group, Inc., Term Loan, 6.27%, (SOFR + 1.75%), 2/13/27	525	525,000
		$ 1,657,966
IT Services — 4.1%
Asurion LLC:
Term Loan, 8.457%, (SOFR + 4.00%), 8/19/28	$1,053	$ 1,051,464
Term Loan, 8.607%, (SOFR + 4.25%), 9/19/30	2,888	2,884,153
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/31/28	930	911,070
Term Loan - Second Lien, 9.722%, (SOFR + 5.25%), 1/20/29	250	242,050
Endure Digital, Inc., Term Loan, 7.727%, (SOFR + 3.25%), 2/10/28	2,839	2,434,469
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27	2,009	1,950,921
Go Daddy Operating Co. LLC:
Term Loan, 6.107%, (SOFR + 1.75%), 11/9/29	956	957,667
Term Loan, 6.107%, (SOFR + 1.75%), 5/30/31	883	883,652
Informatica LLC, Term Loan, 6.607%, (SOFR + 2.25%), 10/27/28	3,088	3,106,985
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28	3,527	3,550,749
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31	575	580,750
Rackspace Finance LLC:
Term Loan, 10.847%, (SOFR + 6.25%), 5/15/28	536	556,586
Term Loan - Second Lien, 7.347%, (SOFR + 2.75%), 5/15/28	2,687	1,566,519
Sedgwick Claims Management Services, Inc., Term Loan, 7.585%, (SOFR + 3.00%), 7/31/31	1,481	1,492,011
Synechron, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/3/31	825	832,219
		$ 23,001,265
Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products — 1.0%
Fender Musical Instruments Corp., Term Loan, 8.457%, (SOFR + 4.00%), 12/1/28	$256	$ 251,360
GSM Holdings, Inc., Term Loan, 9.357%, (SOFR + 5.00%), 9/30/31	998	978,797
Hayward Industries, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 5/30/28	1,479	1,488,508
Recess Holdings, Inc., Term Loan, 9.085%, (SOFR + 4.50%), 2/20/30	1,936	1,956,988
Tait LLC, Term Loan, 8.857%, (SOFR + 4.50%), 10/1/31	925	934,250
		$ 5,609,903
Life Sciences Tools & Services — 1.1%
Avantor Funding, Inc., Term Loan, 6.457%, (SOFR + 2.00%), 11/8/27	$95	$ 96,019
Cambrex Corp., Term Loan, 7.957%, (SOFR + 3.50%), 12/4/26	167	167,611
Curia Global, Inc., Term Loan, 8.435%, (SOFR + 3.75%), 8/30/26	1,134	1,087,121
ICON Luxembourg SARL, Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	606	611,090
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31	1,312	1,322,244
Loire Finco Luxembourg SARL, Term Loan, 7.957%, (SOFR + 3.50%), 4/21/27	239	238,683
Packaging Coordinators Midco, Inc., Term Loan, 7.835%, (SOFR + 3.25%), 11/30/27	219	220,029
PRA Health Sciences, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 7/3/28	151	152,253
Sotera Health Holdings LLC, Term Loan, 7.835%, (SOFR + 3.25%), 5/30/31	1,995	2,002,491
		$ 5,897,541
Machinery — 5.2%
AI Aqua Merger Sub, Inc., Term Loan, 8.053%, (SOFR + 3.50%), 7/31/28	$2,006	$ 2,010,387
Ali Group North America Corp., Term Loan, 6.472%, (SOFR + 2.00%), 7/30/29	1,723	1,729,648
American Trailer World Corp., Term Loan, 8.207%, (SOFR + 3.75%), 3/3/28	748	667,585
Apex Tool Group LLC:
Term Loan, 14.457%, (SOFR + 10.10%), 11.957% cash, 2.50% PIK, 2/8/30	600	569,750
Term Loan - Second Lien, 11.707%, (SOFR + 7.35%), 4.357% cash, 7.35% PIK, 2/8/29	257	241,426
Barnes Group, Inc., Term Loan, 6.857%, (SOFR + 2.50%), 9/3/30	518	519,243

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29	$556	$ 558,426
Conair Holdings LLC, Term Loan, 8.222%, (SOFR + 3.75%), 5/17/28	1,830	1,652,218
CPM Holdings, Inc., Term Loan, 9.053%, (SOFR + 4.50%), 9/28/28	1,867	1,815,701
Crown Equipment Corp., Term Loan, 6.944%, (SOFR + 2.50%), 10/10/31	1,000	1,008,125
Cube Industrials Buyer, Inc., Term Loan, 8.132%, (SOFR + 3.50%), 10/17/31	1,000	1,007,915
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31	1,022	1,027,764
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	727	731,027
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28	2,601	2,624,419
Filtration Group Corp., Term Loan, 7.972%, (SOFR + 3.50%), 10/21/28	1,068	1,077,650
Gates Global LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/4/31	1,257	1,261,016
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28	1,159	1,169,700
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28	1,919	1,928,242
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29	1,554	1,559,789
SPX Flow, Inc., Term Loan, 7.357%, (SOFR + 3.00%), 4/5/29	887	895,574
Terex Corp., Term Loan, 6.357%, (SOFR + 2.00%), 10/8/31	2,250	2,260,552
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	3,061	3,087,109
		$ 29,403,266
Media — 1.0%
Aragorn Parent Corp., Term Loan, 8.339%, (SOFR + 4.00%), 12/15/28	$676	$ 682,008
Charter Communications Operating LLC, Term Loan, 6.781%, (SOFR + 2.25%), 12/15/31	550	549,464
Hubbard Radio LLC, Term Loan, 8.857%, (SOFR + 4.50%), 9/30/27	320	219,362
iHeartCommunications, Inc., Term Loan, 10.391%, (SOFR + 5.78%), 5/1/29	661	592,486
Mission Broadcasting, Inc., Term Loan, 7.167%, (SOFR + 2.50%), 6/2/28	266	266,173
MJH Healthcare Holdings LLC, Term Loan, 7.707%, (SOFR + 3.25%), 1/28/29	467	470,094
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Nexstar Broadcasting, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 9/18/26	$1,561	$ 1,568,055
Sinclair Television Group, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 9/30/26	1,425	1,410,324
		$ 5,757,966
Metals/Mining — 1.3%
AAP Buyer, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 9/9/31	$450	$ 454,219
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	216	215,740
Arsenal AIC Parent LLC, Term Loan, 7.607%, (SOFR + 3.25%), 8/18/30	2,254	2,276,104
Minerals Technologies, Inc., Term Loan, 6.339%, (SOFR + 2.00%), 11/21/31	500	502,500
PMHC II, Inc., Term Loan, 9.058%, (SOFR + 4.25%), 4/23/29	2,433	2,402,845
WireCo WorldGroup, Inc., Term Loan, 8.382%, (SOFR + 3.75%), 11/13/28	368	345,627
Zekelman Industries, Inc., Term Loan, 6.62%, (SOFR + 2.25%), 1/24/31	1,181	1,184,538
		$ 7,381,573
Oil, Gas & Consumable Fuels — 1.1%
Epic Crude Services LP, Term Loan, 7.656%, (SOFR + 3.00%), 10/15/31	$600	$ 606,000
Freeport LNG Investments LLLP, Term Loan, 8.379%, (SOFR + 3.50%), 12/21/28	1,037	1,043,641
GIP II Blue Holding LP, Term Loan, 8.107%, (SOFR + 3.75%), 9/29/28	327	330,062
ITT Holdings LLC, Term Loan, 7.107%, (SOFR + 2.75%), 10/11/30	1,310	1,319,384
Oryx Midstream Services Permian Basin LLC, Term Loan, 7.512%, (SOFR + 3.00%), 10/5/28	1,366	1,376,582
Oxbow Carbon LLC, Term Loan, 7.857%, (SOFR + 3.50%), 5/10/30	542	542,427
UGI Energy Services LLC, Term Loan, 6.857%, (SOFR + 2.50%), 2/22/30	1,149	1,156,360
		$ 6,374,456
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31	$992	$ 997,820
		$ 997,820

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 7.957%, (SOFR + 3.50%), 2/23/29	$980	$ 930,631
		$ 930,631
Pharmaceuticals — 0.8%
Ceva Sante Animale, Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30	$397	$ 400,142
Jazz Financing Lux SARL, Term Loan, 6.607%, (SOFR + 2.25%), 5/5/28	2,724	2,734,367
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28	1,108	1,181,252
		$ 4,315,761
Professional Services — 3.1%
AAL Delaware Holdco, Inc., Term Loan, 7.857%, (SOFR + 3.50%), 7/30/31	$673	$ 679,628
AlixPartners LLP, Term Loan, 6.972%, (SOFR + 2.50%), 2/4/28	566	569,085
Amspec Parent LLC:
Term Loan, 12/12/31(9)	758	764,021
Term Loan, 12/12/31(9)	117	117,542
APFS Staffing Holdings, Inc., Term Loan, 8.607%, (SOFR + 4.00%), 12/29/28	239	240,833
Camelot U.S. Acquisition LLC, Term Loan, 7.107%, (SOFR + 2.75%), 1/31/31	959	959,443
CoreLogic, Inc., Term Loan, 7.972%, (SOFR + 3.50%), 6/2/28	2,037	2,014,644
Corporation Service Co., Term Loan, 6.857%, (SOFR + 2.50%), 11/2/29	503	505,990
Crisis Prevention Institute, Inc., Term Loan, 8.392%, (SOFR + 4.00%), 4/9/31	300	301,875
Employbridge Holding Co., Term Loan, 9.621%, (SOFR + 4.75%), 7/19/28	1,101	731,698
First Advantage Holdings LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/31/31	1,500	1,517,813
Genuine Financial Holdings LLC, Term Loan, 8.357%, (SOFR + 4.00%), 9/27/30	395	399,938
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31	500	506,250
Mermaid Bidco, Inc., Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31	1,023	1,029,661
Neptune Bidco U.S., Inc., Term Loan, 9.758%, (SOFR + 5.00%), 4/11/29	931	837,865
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31	1,194	1,205,755
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(9)	775	767,250
Teneo Holdings LLC, Term Loan, 9.107%, (SOFR + 4.75%), 3/13/31	1,242	1,254,560
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31	$625	$ 630,666
Trans Union LLC, Term Loan, 6.107%, (SOFR + 1.75%), 6/24/31	1,411	1,410,346
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29	974	903,913
		$ 17,348,776
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.357%, (SOFR + 3.00%), 1/31/30	$271	$ 271,957
Term Loan, 7.607%, (SOFR + 3.25%), 1/31/30	112	113,234
Greystar Real Estate Partners LLC, Term Loan, 7.089%, (SOFR + 2.75%), 8/21/30	617	622,619
RE/MAX International, Inc., Term Loan, 6.972%, (SOFR + 2.50%), 7/21/28	389	382,941
		$ 1,390,751
Road & Rail — 0.8%
First Student Bidco, Inc., Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28	$1,851	$ 1,857,244
Hertz Corp.:
Term Loan, 7.972%, (SOFR + 3.50%), 6/30/28	715	646,242
Term Loan, 7.972%, (SOFR + 3.50%), 6/30/28	140	126,209
Term Loan, 8.089%, (SOFR + 3.75%), 6/30/28	1,213	1,099,558
Kenan Advantage Group, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 1/25/29	921	928,205
		$ 4,657,458
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27	$226	$ 111,872
MKS Instruments, Inc., Term Loan, 6.589%, (SOFR + 2.25%), 8/17/29	1,074	1,078,734
		$ 1,190,606
Software — 11.4%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31	$3,895	$ 3,937,047
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28	699	51,280
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28	500	336,451
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29	1,051	78,797
Boxer Parent Co., Inc., Term Loan, 8.335%, (SOFR + 3.75%), 7/30/31	2,278	2,299,254

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29	$2,270	$ 2,242,475
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	3,949	3,965,508
Cloudera, Inc.:
Term Loan, 8.207%, (SOFR + 3.75%), 10/8/28	2,644	2,641,590
Term Loan - Second Lien, 10.457%, (SOFR + 6.00%), 10/8/29	600	590,250
Clover Holdings 2 LLC, Term Loan, 8.428%, (SOFR + 4.00%), 12/9/31	2,250	2,278,125
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(12)	143	144,329
Cornerstone OnDemand, Inc., Term Loan, 8.222%, (SOFR + 3.75%), 10/16/28	1,137	1,004,124
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31	1,350	1,354,496
Drake Software LLC, Term Loan, 8.607%, (SOFR + 4.25%), 6/26/31	1,995	1,945,125
E2open LLC, Term Loan, 7.972%, (SOFR + 3.50%), 2/4/28	2,018	2,029,927
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30	2,939	2,970,167
Epicor Software Corp., Term Loan, 7.107%, (SOFR + 2.75%), 5/30/31	6,071	6,119,303
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27	1,367	1,319,773
GoTo Group, Inc.:
Term Loan, 9.297%, (SOFR + 4.75%), 4/28/28	1,101	1,006,363
Term Loan - Second Lien, 9.297%, (SOFR + 4.75%), 4/28/28	700	321,811
IGT Holding IV AB, Term Loan, 8.222%, (SOFR + 3.65%), 3/31/28	1,059	1,065,367
iSolved, Inc., Term Loan, 7.607%, (SOFR + 3.25%), 10/15/30	496	502,850
Ivanti Software, Inc., Term Loan, 9.121%, (SOFR + 4.25%), 12/1/27	544	377,525
Marcel LUX IV SARL, Term Loan, 8.07%, (SOFR + 3.50%), 11/9/30	3,274	3,322,933
McAfee LLC, Term Loan, 7.37%, (SOFR + 3.00%), 3/1/29	2,524	2,528,975
Mosel Bidco SE, Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30	250	253,125
Open Text Corp., Term Loan, 6.107%, (SOFR + 1.75%), 1/31/30	1,429	1,430,976
Polaris Newco LLC, Term Loan, 8.847%, (SOFR + 4.00%), 6/2/28	1,518	1,523,095
Project Alpha Intermediate Holding, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30	1,985	2,000,220
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Quest Software U.S. Holdings, Inc., Term Loan, 8.792%, (SOFR + 4.25%), 2/1/29	$1,451	$ 945,803
RealPage, Inc., Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28	400	402,376
Redstone Holdco 2 LP, Term Loan, 9.597%, (SOFR + 4.75%), 4/27/28	1,284	777,870
Sabre GLBL, Inc.:
Term Loan, 8.707%, (SOFR + 4.25%), 6/30/28	23	22,142
Term Loan, 9.457%, (SOFR + 5.00%), 6/30/28	151	148,087
Term Loan, 10.457%, (SOFR + 5.00%), 11/15/29	976	973,674
Skillsoft Corp., Term Loan, 9.722%, (SOFR + 5.25%), 7/14/28	622	547,669
SolarWinds Holdings, Inc., Term Loan, 7.107%, (SOFR + 2.75%), 2/5/30	1,738	1,749,039
Sophia LP, Term Loan, 7.357%, (SOFR + 3.00%), 10/9/29	1,947	1,962,610
UKG, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/10/31	4,325	4,361,021
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29	429	427,827
Vision Solutions, Inc., Term Loan, 8.847%, (SOFR + 4.00%), 4/24/28	1,958	1,931,744
		$ 63,891,123
Specialty Retail — 2.3%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31	$574	$ 579,895
Great Outdoors Group LLC, Term Loan, 8.222%, (SOFR + 3.75%), 3/6/28	2,481	2,497,594
Harbor Freight Tools USA, Inc., Term Loan, 6.902%, (SOFR + 2.50%), 6/11/31(11)	1,796	1,773,397
Hoya Midco LLC, Term Loan, 7.585%, (SOFR + 3.00%), 2/3/29	660	667,104
Les Schwab Tire Centers, Term Loan, 7.357%, (SOFR + 3.00%), 4/23/31	4,313	4,339,891
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26	162	160,711
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	2,306	2,308,089
Speedster Bidco GmbH, Term Loan, 10/17/31(9)	825	828,267
		$ 13,154,948
Trading Companies & Distributors — 2.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.12%, (SOFR + 1.75%), 6/24/30	$2,564	$ 2,565,981
Beacon Roofing Supply, Inc., Term Loan, 6.357%, (SOFR + 2.00%), 5/19/28	545	547,078

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Core & Main LP:
Term Loan, 6.339%, (SOFR + 2.00%), 7/27/28	$1,283	$ 1,287,289
Term Loan, 6.382%, (SOFR + 2.00%), 2/9/31	597	599,803
DXP Enterprises, Inc., Term Loan, 8.107%, (SOFR + 3.75%), 10/11/30	691	700,773
Foundation Building Materials Holding Co. LLC, Term Loan, 8.585%, (SOFR + 4.00%), 1/29/31	768	757,868
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28	2,963	2,508,884
White Cap Buyer LLC, Term Loan, 7.607%, (SOFR + 3.25%), 10/19/29	2,232	2,239,530
Windsor Holdings III LLC, Term Loan, 7.856%, (SOFR + 3.50%), 8/1/30	1,161	1,176,640
		$ 12,383,846
Transportation Infrastructure — 0.5%
Brown Group Holding LLC:
Term Loan, 6.857%, (SOFR + 2.50%), 7/1/31	$384	$ 385,716
Term Loan, 7.121%, (SOFR + 2.50%), 7/1/31(11)	957	961,303
KKR Apple Bidco LLC, Term Loan, 7.222%, (SOFR + 2.75%), 9/22/28	1,613	1,624,055
		$ 2,971,074
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27	$1,462	$ 1,465,645
Digicel International Finance Ltd., Term Loan, 11.335%, (SOFR + 6.75%), 5/25/27	1,432	1,394,307
		$ 2,859,952
Total Senior Floating-Rate Loans (identified cost $488,441,668)		$481,952,828

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 3.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(13)	20,058,577	$ 20,058,577
Total Short-Term Investments (identified cost $20,058,577)		$ 20,058,577
Total Investments — 100.1% (identified cost $570,158,395)		$561,295,034
Less Unfunded Loan Commitments — (0.1)%		$ (722,749)
Net Investments — 100.0% (identified cost $569,435,646)		$560,572,285
Other Assets, Less Liabilities — 0.0%(6)		$ 232,657
Net Assets — 100.0%		$560,804,942
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $47,922,798 or 8.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Portfolio of Investments — continued

(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At December 31, 2024, the total value of unfunded loan commitments is $728,731. See Note 1F for description.
(9)	This Senior Loan will settle after December 31, 2024, at which time the interest rate will be determined.
(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(11)	The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of December 31, 2024.
Abbreviations:
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Statement of Assets and Liabilities

December 31, 2024
Assets
Unaffiliated investments, at value (identified cost $549,377,069)	$540,513,708
Affiliated investments, at value (identified cost $20,058,577)	20,058,577
Cash	4,486,007
Interest receivable	2,885,286
Dividends receivable from affiliated investments	80,168
Receivable for investments sold	1,080,077
Receivable for Fund shares sold	1,044,466
Prepaid upfront fees on notes payable	15,480
Prepaid expenses	555
Total assets	$570,164,324
Liabilities
Payable for investments purchased	$8,224,146
Payable for Fund shares redeemed	221,785
Payable to affiliates:
Investment adviser fee	269,623
Distribution fees	117,220
Trustees' fees	8,765
Accrued expenses	517,843
Total liabilities	$9,359,382
Commitments and contingencies (see Note 12)
Net Assets	$560,804,942
Sources of Net Assets
Paid-in capital	$623,658,755
Accumulated loss	(62,853,813)
Net Assets	$560,804,942
Initial Class Shares
Net Assets	$555,278,849
Shares Outstanding	64,513,362
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.61
ADV Class Shares
Net Assets	$5,525,138
Shares Outstanding	641,335
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.62
Institutional Class Shares
Net Assets	$955
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$8.61

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Statement of Operations

Year Ended
December 31, 2024
Investment Income
Dividend income	$288,052
Dividend income from affiliated investments	1,096,465
Interest income	49,460,543
Other income	378,570
Total investment income	$51,223,630
Expenses
Investment adviser fee	$3,243,249
Distribution fees:
Initial Class	1,396,104
Shareholder servicing fees:
Initial Class	1,370,076
ADV Class	13,732
Trustees’ fees and expenses	35,198
Custodian fee	195,367
Transfer and dividend disbursing agent fees	12,978
Legal and accounting services	173,539
Printing and postage	12,620
Interest expense and fees	231,420
Miscellaneous	46,744
Total expenses	$6,731,027
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$31,568
Total expense reductions	$31,568
Net expenses	$6,699,459
Net investment income	$44,524,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(8,159,472)
Net realized loss	$(8,159,472)
Change in unrealized appreciation (depreciation):
Investments	$5,447,386
Net change in unrealized appreciation (depreciation)	$5,447,386
Net realized and unrealized loss	$(2,712,086)
Net increase in net assets from operations	$41,812,085

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Statements of Changes in Net Assets

	Year Ended December 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$44,524,171	$47,136,657
Net realized loss	(8,159,472)	(13,361,172)
Net change in unrealized appreciation (depreciation)	5,447,386	27,168,705
Net increase in net assets from operations	$41,812,085	$60,944,190
Distributions to shareholders:
Initial Class	$(44,072,641)	$(46,655,313)
ADV Class	(456,763)	(501,762)
Institutional Class	(82)	(84)
Total distributions to shareholders	$(44,529,486)	$(47,157,159)
Transactions in shares of beneficial interest:
Initial Class	$(6,003,145)	$(18,182,582)
ADV Class	(1,080,988)	2,165,547
Net decrease in net assets from Fund share transactions	$(7,084,133)	$(16,017,035)
Net decrease in net assets	$(9,801,534)	$(2,230,004)
Net Assets
At beginning of year	$570,606,476	$572,836,480
At end of year	$560,804,942	$570,606,476

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Financial Highlights

	Initial Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.65	$8.44	$9.09	$9.03	$9.15
Income (Loss) From Operations
Net investment income(1)	$0.68	$0.70	$0.40	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.04)	0.21	(0.65)	0.06	(0.12)
Total income (loss) from operations	$0.64	$0.91	$(0.25)	$0.32	$0.17
Less Distributions
From net investment income	$(0.68)	$(0.70)	$(0.40)	$(0.26)	$(0.29)
Total distributions	$(0.68)	$(0.70)	$(0.40)	$(0.26)	$(0.29)
Net asset value — End of year	$8.61	$8.65	$8.44	$9.09	$9.03
Total Return(2)(3)	7.68%	11.21%	(2.74)%	3.63%	2.00%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$555,279	$563,973	$568,517	$613,623	$495,426
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	1.19%	1.17%	1.17%	1.17%	1.20%
Net expenses(3)	1.19%(5)	1.17%(5)	1.17%(5)	1.17%	1.20%
Net investment income	7.89%	8.20%	4.53%	2.90%	3.33%
Portfolio Turnover	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Financial Highlights — continued

	ADV Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.66	$8.45	$9.09	$9.04	$9.16
Income (Loss) From Operations
Net investment income(1)	$0.70	$0.73	$0.42	$0.29	$0.32
Net realized and unrealized gain (loss)	(0.04)	0.20	(0.64)	0.05	(0.13)
Total income (loss) from operations	$0.66	$0.93	$(0.22)	$0.34	$0.19
Less Distributions
From net investment income	$(0.70)	$(0.72)	$(0.42)	$(0.29)	$(0.31)
Total distributions	$(0.70)	$(0.72)	$(0.42)	$(0.29)	$(0.31)
Net asset value — End of year	$8.62	$8.66	$8.45	$9.09	$9.04
Total Return(2)(3)	7.82%	11.48%	(2.37)%	3.77%	2.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,525	$6,633	$4,319	$4,255	$4,114
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	0.94%	0.92%	0.92%	0.92%	0.95%
Net expenses(3)	0.94%(5)	0.92%(5)	0.92%(5)	0.92%	0.95%
Net investment income	8.16%	8.49%	4.84%	3.16%	3.60%
Portfolio Turnover	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Financial Highlights — continued

	Institutional Class
	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$8.65	$8.44	$9.09	$9.03	$9.15
Income (Loss) From Operations
Net investment income(1)	$0.73	$0.75	$0.44	$0.30	$0.34
Net realized and unrealized gain (loss)	(0.04)	0.22	(0.65)	0.06	(0.12)
Total income (loss) from operations	$0.69	$0.97	$(0.21)	$0.36	$0.22
Less Distributions
From net investment income	$(0.73)	$(0.76)	$(0.44)	$(0.30)	$(0.34)
Total distributions	$(0.73)	$(0.76)	$(0.44)	$(0.30)	$(0.34)
Net asset value — End of year	$8.61	$8.65	$8.440	$9.09	$9.03
Total Return(2)(3)	8.34%	11.92%	(2.26)%	4.07%	2.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1	$1	$1	$1	$1
Ratios (as a percentage of average daily net assets):(4)
Total expenses(3)	0.63%	0.67%	0.62%	0.64%	0.67%
Net expenses(3)	0.63%(5)	0.67%(5)	0.62%(5)	0.64%	0.67%
Net investment income	8.47%	8.82%	5.07%	3.33%	3.92%
Portfolio Turnover	34%	26%	32%	35%	33%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended December 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At December 31, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—During the year ended December 31, 2024, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President has been designated as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2024 and December 31, 2023 was as follows:
	Year Ended December 31,
	2024	2023
Ordinary income	$44,529,486	$47,157,159

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements — continued

As of December 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 3,946,285
Deferred capital losses	(57,568,573)
Net unrealized depreciation	(9,231,525)
Accumulated loss	$(62,853,813)
At December 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $57,568,573 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2024, $1,999,936 are short-term and $55,568,637 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$569,803,810
Gross unrealized appreciation	$6,228,137
Gross unrealized depreciation	(15,459,662)
Net unrealized depreciation	$(9,231,525)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the year ended December 31, 2024, the investment adviser fee amounted to $3,243,249 or 0.575% of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2024, the investment adviser fee paid was reduced by $31,568 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements — continued

4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2024 amounted to $1,396,104. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2024, shareholder servicing fees were equivalent to 0.25% per annum of each class's average daily net assets and amounted to $1,370,076 and $13,732 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $192,550,403 and $186,307,224, respectively, for the year ended December 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Initial Class
Sales	10,780,398	$ 92,819,070	11,993,138	$102,554,846
Issued to shareholders electing to receive payments of distributions in Fund shares	5,117,565	44,072,641	5,449,289	46,648,854
Redemptions	(16,605,103)	(142,894,856)	(19,570,546)	(167,386,282)
Net decrease	(707,140)	$ (6,003,145)	(2,128,119)	$(18,182,582)
ADV Class
Sales	193,103	$ 1,663,969	362,137	$ 3,083,826
Issued to shareholders electing to receive payments of distributions in Fund shares	52,966	456,689	58,523	501,498
Redemptions	(370,972)	(3,201,646)	(165,480)	(1,419,777)
Net increase (decrease)	(124,903)	$ (1,080,988)	255,180	$ 2,165,547
There were no transactions in Institutional Class shares for the years ended December 31, 2024 and December 31, 2023.
At December 31, 2024, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.0%.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $500 million ($600 million prior to March 4, 2024) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 3, 2025. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $144,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at December 31, 2024 is $15,480 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2024.
9  Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,058,577, which represents 3.6% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$34,477,792	$178,043,916	$(192,463,131)	$ —	$ —	$20,058,577	$1,096,465	20,058,577
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 9,035,644	$ —	$ 9,035,644
Common Stocks	80,074	4,901,631	1,384,434	6,366,139
Corporate Bonds	—	40,461,175	—	40,461,175
Exchange-Traded Funds	3,171,480	—	—	3,171,480
Preferred Stocks	—	249,191	—	249,191
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	480,474,980	755,099	481,230,079

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Warrants	$ —	$ —	$ 0	$ 0
Short-Term Investments	20,058,577	—	—	20,058,577
Total Investments	$23,310,131	$535,122,621	$2,139,533	$560,572,285
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2024 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter will be remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. At this time, the Fund cannot reliably predict the outcome of these proceedings or the effect, if any, on the Fund's net asset value.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of December 31, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 21, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
VT Floating-Rate Income Fund
December 31, 2024
Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended December 31, 2024, the Fund designates 10.88% of distributions from net investment income as a 163(j) interest dividend.

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VTFLR-NCSR    12.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	February 26, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	February 26, 2025